Subsequent events - Additional Information (Detail) - USD ($)	May 04, 2026	Mar. 31, 2026	Dec. 31, 2025	Oct. 27, 2025	Oct. 20, 2025
Subsequent events [Line Items]
Share capital		$ 333,714,533	$ 328,544,223	$ 27,997,460	$ 27,997,460
Exercise price		$ 2.36			$ 0.001
Pre-funded Warrants
Subsequent events [Line Items]
Number of shares issued				4,550,000	4,550,000
Par value per share		$ 0.001		$ 1.999	$ 1.999
Potential ordinary share transactions [member]
Subsequent events [Line Items]
Shares issued from restricted shares units exercised	50,000
Potential ordinary share transactions [member] | Public Offering
Subsequent events [Line Items]
Share capital	$ 63,231,700
Number of shares issued	7,000,000
Par value per share	$ 2.5
Exercise price	$ 0.001
Option to purchase additional common shares	3,300,000
Potential ordinary share transactions [member] | Public Offering | Pre-funded Warrants
Subsequent events [Line Items]
Number of shares issued	18,300,000
Par value per share	$ 2.499